2021-CRT1 ID	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
Kilo91-151339	Borrower DTI Ratio Percent	52.029%	45.910%	6.119%	6.12%	The AUS used $694.00 month (page 478) rental loss and this variance adversely affected the DTI on Audit. The AUS DTI is 45.87%, the tape is 46%, and the Audit is at 52.03%	Initial
Kilo91-154185	Borrower DTI Ratio Percent	39.186%	43.100%	-3.914%	-3.91%	The 39.186% DTI was lower than the 43.000% tape DTI due to the revolving account payment for x1258 was based on the lower updated credit supplement in the file.(Page 143)	Initial